Income Tax - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Income tax relating to components of other comprehensive income	€ 147,000,000	€ 0	€ 0
Uncertain tax position liability, expected to be resolved	1,000,000
Deferred tax on foreign exchange differences	8,000,000	€ 0	€ 0
Deferred tax liability recognized on investment in subsidiaries	€ 0
Luxembourg
Disclosure Of Income Tax [Line Items]
Statutory tax rate	26.01%	27.08%	29.22%
Provisions
Disclosure Of Income Tax [Line Items]
Current income tax expense on uncertain tax positions	€ 1,000,000
Uncertain tax position liability	€ 2,000,000